Note 18 - Derivative Instruments (Details Textual) $ in Millions	12 Months Ended
	Oct. 31, 2024 CAD ($)	Oct. 31, 2024 USD ($)	Oct. 31, 2023 CAD ($)
Subordinated notes payable, maturing May 2031 [member]
Statement Line Items [Line Items]
Notional amount	$ 75,000,000		$ 75,000,000
Subordinated liabilities		$ 75
Interest rate swap contract [member]
Statement Line Items [Line Items]
Notional amount	22,000,000		20,800,000
Financial assets qualified for hedge accounting	22,000,000		20,800,000
Hedged item, assets	22,400,000		19,800,000
Reserve of cash flow hedges	1,100,000		955,000
Interest rate swap contract [member] | Other assets [member]
Statement Line Items [Line Items]
Financial assets	19,000,000,000		$ 1,500,000
Currency swap contract [member]
Statement Line Items [Line Items]
Notional amount		66
Financial assets qualified for hedge accounting		31
Financial assets	1,000
Hedged item, assets		$ 97
Gain loss on hedge effectiveness recognised in other comprehensive income	$ (13,000)